Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 67,910	$ 63,234
Work-in-process	2,770	2,271
Raw materials	49,385	50,212
Total Inventory	$ 120,065	$ 115,717